Basis of preparation and changes to Group's accounting policies - New standards and interpretations not yet adopted (Details)	6 Months Ended
Jun. 30, 2020
Amendments to IAS 1 Presentation of Financial Statements Classification of Liabilities As current or Non current
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	Classification of Liabilities as Current or Non-current
Effective date for new standards and interpretations applied for the first time	Jan. 01, 2022
Amendments to IFRS 3 Business Combinations
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	Amendments to IFRS 3 Business Combinations
Effective date for new standards and interpretations applied for the first time	Jan. 01, 2022
Amendments to IAS 16 Property, Plant and Equipment
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	Amendments to IAS 16 Property, Plant and Equipment
Effective date for new standards and interpretations applied for the first time	Jan. 01, 2022
Amendments to AS 37 Provisions, Contingent Liabilities and Contingent Assets
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	Amendments to AS 37 Provisions, Contingent Liabilities and Contingent Assets
Effective date for new standards and interpretations applied for the first time	Jan. 01, 2022
Annual Improvements 2018-2020
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	Annual Improvements 2018-2020
Effective date for new standards and interpretations applied for the first time	Jan. 01, 2022